Consolidated Statements of Financial Position - JPY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	¥ 6,732,918	¥ 4,364,753
Trade and other receivables	4,647,761	2,844,337
Inventories	644,112	349,128
Prepayments	454,276	300,277
Construction loan receivable from lessors	70,384	6,960
Other current financial assets	5,360	11,815
Total current assets	12,554,811	7,877,270
NON-CURRENT ASSETS
Property, plant and equipment	9,942,511	5,830,800
Intangible assets	39,997	63,646
Lease deposits receivable	2,441,289	1,732,892
Prepayments	422,746	330,143
Construction loan receivable from lessors	685,722	48,029
Deferred tax assets	1,057,861	560,788
Other non-current financial assets	92,237	54,222
Other non-current assets	15,479	18,293
Total non-current assets	14,697,842	8,638,813
TOTAL ASSETS	27,252,653	16,516,083
CURRENT LIABILITIES
Trade and other payables	3,618,028	2,151,549
Related party trade payables	5,189,472	3,288,093
Interest-bearing loans and borrowings	2,270,134	1,091,898
Income tax payables	1,359,401	687,796
Provisions	418,050	12,521
Deferred revenue	1,162,380	707,186
Niku (Beef) Money deposit liability	1,261,944	597,165
Advances received	102,412	164,282
Other current financial liabilities	1,017,362	342,524
Other current liabilities	1,219,491	679,494
Total current liabilities	17,618,674	9,722,508
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	2,931,278	1,438,523
Provisions	1,351,007	395,271
Deferred revenue	122,892	71,680
Other non-current financial liabilities	1,237,867	641,574
Other non-current liabilities	9,117	149,169
Total non-current liabilities	5,652,161	2,696,217
TOTAL LIABILITIES	23,270,835	12,418,725
Share capital	1,532,824	1,485,475
Share premium	859,020	800,068
Treasury shares	(130)	(130)
Retained earnings	1,462,964	1,716,778
Other components of equity	(16,138)	5,482
Stock options	143,278	89,685
TOTAL EQUITY	3,981,818	4,097,358
TOTAL LIABILITIES AND EQUITY	¥ 27,252,653	¥ 16,516,083